Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill
14.	Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2018 were as follows:

Amounts
RMB
Balance as of December 31, 2016	15,903,677
Disposal of subsidiaries	(39,022)
Balance as of December 31, 2017	15,864,655
Addition	9,565
Balance as of December 31, 2018	15,874,220

The Group completed an acquisition
in
the year ended December 31,
2018 with total consideration of RMB9.9 million all to be settled in cash. The allocation of purchase consideration resulted in goodwill of RMB9.6 million, which is attributable to the synergies expected to arise from the acquisition.

As of December 31, 2018, goodwill mainly consisted of RMB
14.5
billion arising from the acquisition of Ganji in August 2015, and RMB
1.2
billion arising from the acquisition of Anjuke in March 2015. See Note 4 for more details.

In the annual impairment assessment of goodwill, the Company concluded that there was no impairment charge for the year ended December 31, 2018.